8 ACCRUED EXPENSES AND OTHER LIABILITIES: - Accrued expense and other liabilities (Details) - USD ($)	Dec. 31, 2015	Mar. 31, 2015
Payables and Accruals [Abstract]
Legal fee payable	$ 338,946
Advances from customers	44,841
Tax payable	320,247	405,218
Audit fee payable	21,500	14,000
Emplyvision Inc.	25,000	25,000
Other liabilities	310,784
Travelling & conveyance payable	4,010
Salaries & wages payable		87,525
Insurance payable		7,778
Medical insurance payable		4,484
Payroll taxes payable		22,005
Consultancy fee payable	25,000
401 K payable	3,486
Total	$ 1,093,814	$ 566,010